Peter J. Shea peter.shea@kattenlaw.com 212.940.6447 direct 212.894.5724 fax

February 25, 2011

VIA EDGAR

Securities and Exchange Commission
Washington, D.C.  20549

FocusShares Trust
Registration Nos.:  333-146327  and 811-22128
Post-Effective Amendment No. 21  to Registration on Form N-1A

Dear Ladies and Gentlemen:

On behalf of our client, FocusShares Trust (the “Trust”), we are filing with this correspondence Post-Effective Amendment No. 21 under the Securities Act of 1933 (the “Amendment”) and Amendment No. 22 under the Investment Company Act of 1940 (the “1940 Act”) to the Trust’s registration statement on Form N-1A (the “Registration Statement”) concerning the exchange traded funds (“ETFs”) listed therein, which are each a series of the Trust (each, a “Fund” and, collectively, the “Funds”).  Blacklined copies of the Amendment marked to show changes as against Post-Effective Amendment No. 20 to the Registration Statement are being sent to the Commission staff under separate cover.  Capitalized terms used but not defined herein are used with the meanings given to them in the Amendment.

Please be advised that the Amendment now contains all disclosures that were previously omitted from the registration statement, including audited seed financial statements, the auditor’s opinion and consent, legal opinion and final or executed copies of all exhibits previously filed as forms.

Securities and Exchange Commission
February 25, 2011

Please do not hesitate to contact me at (212) 940-6447 or Greg Xethalis at (212) 940-8587 if you have any questions or comments with respect to the foregoing responses or to the Amendment.

Very truly yours,

/s/ Peter J. Shea
Peter J. Shea

cc (w/enclosures):	Mr. Kieran Brown
Mr. Erik Liik
Mr. Karl-Otto Hartmann
Mr. Christopher C. Fox
Mr. Michael J. Levar
Ms. Joan D. Malloy
Ms. Patricia A. Milon
Mr. Brent C. Arvidson
Ms. Kathleen Moriarty
Mr. Gregory Xethalis